4TH GRADE FILMS, INC.
                        1338 SOUTH FOOTHILL DRIVE, #163
                            SALT LAKE CITY, UT 84108


October 18, 2007

U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549


     Re: Amendment to the Registration Statement on Form 10-SB of 4th Grade Films, Inc., a Utah corporation (the "Company")

    Commission File No. 000-52825

Ladies and Gentlemen:

     Attached is the above-referenced amended Registration Statement, which has been prepared in response to your comment letter dated October 16, 2007. The numbered paragraphs below correspond to the paragraph numbers in your letter.

     1. The following additional disclosure has been added, see Item 1. Description of Business, "Risk Factors."

     THE COMPANY'S MANAGEMENT DOES NOT OWN COMMON SHARES OF THE COMPANY AND THEREFORE DOES NOT HAVE A DIRECT FINANCIAL STAKE IN THE PERFORMANCE OF THE COMPANY'S COMMON STOCK

     The Company's management does not own common shares of the Company and therefore does not have a direct financial stake in the performance of the
Company's common stock. However, James Doolin, President and Director, owns 15,000 shares of the Company's Preferred Stock, Series A, and each share of Preferred Stock, Series A, can be converted at the option of the record holder thereof any time prior to August 31, 2008, into ten (10) shares of fully paid and nonassessable shares of Common Stock, $0.01 par value. On August 31, 2008, all remaining issued and outstanding shares of Preferred Stock, Series A, shall automatically be called and each share of Preferred Stock, Series A, shall be converted into ten (10) shares of fully paid and nonassessable shares of Common Stock, $0.01 par value. On a fully diluted basis, the currently issued and outstanding shares of Preferred Stock, Series A, would convert into 300,000 shares of common stock, leaving a total issued and outstanding common share balance of 1,045,000. On a fully diluted basis, Mr. Doolin would control 150,000 of the 1,045,000 total issued and outstanding common shares, or approximately 14.4% of the issued and outstanding common shares. Furthermore, although the Company's management does not directly own common shares of the Company, the Company's officers and directors are officers and directors of Hangman Productions, Inc. Hangman Productions, Inc., controls 745,000 shares of the Company's common stock.

     2. The Plan of Operation discussion has been revised to the following:

For the next 12 months, the Company will:

     (1) Complete post-production on the Company's feature-length film, St. Julian. The Film's target completion date is December 31, 2007. Management believes that the Film will be completed on or before the target completion date. Furthermore, Management has set a budget of $3,000 to complete post-production of the Film. The Company's current cash balance is sufficient to cover the post-production expenses.

     (2) Commence a marketing campaign for the Company's Film. The marketing campaign will include submitting the Film to film festivals and developing relationships with independent film distributors. The Company will submit the Film into several independent film festivals to seek exposure within the independent film community. Managment has targeted approximately six film festivals throughout North America to enter the Film. Management believes that film festivals provide broad marketing exposure within the independent film community. The Company can provide no assurances that the Film will be selected to be showcased at a film festival. Furthermore,
     Management's marketing plan includes marketing the film directly to distribution entities. Currently, the Company does not have any distribution agreements established with independent film distributors, but will work to develop distribution channels throughout the next twelve months. The Company can make no assurances that the Company will be able to sell or distribute the Film. Other than submission fees to film festivals and travel expenses, the Company does not anticipate in allocating substantial monetary resources to the marketing of the Film over the next twelve months. The Company's current cash resources will be sufficient to cover the planned marketing and post-production expenses.

     (3) Continue seeking opportunities in developing, financing, producing, marketing and/or distributing film content within the independent film market. Other than the Film, the Company does not have any other projects scheduled for the next twelve months, but if the Company does find a project that it deems appropriate the Company will need to raise additional funds. The Company's management will advance the Company monies not to exceed $50,000, as loans to the Company, to help the Company produce, market and distribute film content. The loan will be on terms no less favorable to the Company than would be available from a commercial lender in an arm's length transaction. If the Company needs funds in excess of $50,000, it will be up to the Company's management to raise such monies. These funds may be raised as either debt or equity, but management does not have any plans or relationships currently in place to raise such funds. The Company can provide no assurances that if additional funds are need that it will be able to obtain financing.

     (4) As part of an ongoing management process, the Company's fund raising efforts and support for the above initiatives will be continuously reviewed and prioritized to ensure that returns are commensurate with levels of investment.

     3. The following table has been revised to include all beneficial owners as required of Item 403 of Regulation S-B. See Item 4. "Security Ownership of Certain Beneficial Owners and Management."

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

     The following table sets forth the share holdings of those persons who own more than five percent of the Company's common stock as of the date hereof:

                           Number of Shares Percentage

Name                            Beneficially Owned             of Class
----------------                ------------------             --------

Hangman Productions, Inc.           745,000                     71.3%
1223 Wilshire Blvd. #912
Santa Monica CA 90403

James P. Doolin
1338 South Foothill Dr, #163        150,000*                    14.4%
Salt Lake City, UT 84108

TOTAL                               895,000                      85.7%

     * James P Doolin, President and Director, is deemed a beneficial owner. A person is deemed a beneficial owner if that person has the right to acquire beneficial ownership of a security within 60 days. Mr. Doolin owns 15,000 shares of the Company's Preferred Stock, Series A. Each share of Preferred Stock, Series A, can be converted at the option of the record holder thereof any time prior to August 31, 2008, into ten (10) shares of fully paid and nonassessable shares of Common Stock, $0.01 par value. On August 31, 2008, all remaining issued and outstanding shares of Preferred Stock, Series A, shall automatically be called and each share of Preferred Stock, Series A, shall be converted into ten (10) shares of fully paid and nonassessable shares of Common Stock, $0.01 par value. On a fully diluted basis, the currently issued and outstanding shares of Preferred Stock, Series A, would convert into 300,000 shares of common stock, leaving a total issued and outstanding common share balance of 1,045,000. On a fully diluted basis, Mr. Doolin would control 150,000 of the 1,045,000 total issued and outstanding common shares, or approximately 14.4% of the issued and outstanding common shares.

     In addition, I am also aware that the Division of Enforcement has access to all information provided to the staff of the Division of Corporation Finance in the review of the Company's filing or in response to the comments on the Company's filing. Furthermore the Company does not request acceleration of the effective date of it's pending registration statement.


                                           Sincerely,

                                            /S/JAMES DOOLIN
                                            James Doolin
                                            President, 4th Grade Films, Inc.